LOANS RECEIVABLE, NET - Summary of balances of loans receivable by due date (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 292,342	$ 42,386
Loans Receivable
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	3,151		¥ 329
Undue | Loans Receivable
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	632		274
1-14 Days Past Due | Loans Receivable
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	221		28
15 Days or Greater Past Due | Loans Receivable
Financing Receivable Recorded Investment Past Due [Line Items]
Loans receivable, net	¥ 2,298		¥ 27